Document And Entity Information	6 Months Ended
Oct. 31, 2025
Document Information [Line Items]
Document Type	N-CSRS
Entity Central Index Key	0001881739
Entity Registrant Name	Variant Impact Fund
Document Period End Date	Oct. 31, 2025
Entity Inv Company Type	N-2
Amendment Flag	false